FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (28,177,876)	¥ (196,168,740)	¥ (239,284,796)	¥ (112,092,907)
Adjustments for:
Share-based compensation expenses	3,124,269	21,750,533	3,898,328	38,029,713
Fair value change on warrants liability	(185,619)	(1,292,244)	(2,251,427)	(12,615,466)
Amortization of discount and interest on convertible notes	4,762,302	33,154,191	98,308,205	76,990,826
Foreign exchange (gain) loss	786,291	5,474,002	20,331,430	(19,206,747)
Recovery of equity investment in excess of cost			0	(60,548,651)
Consulting fee paid by issuance of shares	5,040,605	35,091,686	4,172,800	13,454,692
Change in prepayments and other current assets	(952,181)	(6,628,897)	(20,575,190)	3,169,076
Change in accounts payable	35,445	246,764	905,990	2,073,797
Change in accrued expenses and other current liabilities	1,708,802	11,896,337	(2,408,745)	(7,943,127)
Net cash used in operating activities	(7,781,799)	(54,175,322)	(101,200,526)	(86,651,662)
Cash flows from investing activity:
Settlement payment from investee			0	165,812,500
Cash flows from financing activities:
Proceeds from other loans	5,010,342	34,881,000	0	19,881,900
Net cash provided by (used in) financing activities	5,878,192	40,922,800	(18,357,011)	44,073,433
Net change in cash and cash equivalents	841,261	5,856,692	(138,367,571)	103,745,944
Cash and cash equivalents, beginning of year	611,401	4,256,449	142,624,020	38,878,076
Cash and cash equivalents, end of year	1,452,662	10,113,141	4,256,449	142,624,020
Supplement disclosure of cash flow information:
Interest paid			260,073	892,159
Income taxes paid			0	0
Parent Company
Cash flows from operating activities:
Net loss	(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Adjustments for:
Share-based compensation expenses	3,117,763	21,705,240	3,645,751	37,727,861
Fair value change on warrants liability	(185,619)	(1,292,243)	(2,251,427)	(12,615,466)
Amortization of discount and interest on convertible notes	4,762,302	33,154,191	98,308,205	76,990,826
Foreign exchange (gain) loss	236,813	1,648,652	(1,963,364)	(35,473,519)
Recovery of equity investment in excess of cost	0	0	0	(60,548,651)
Equity in loss of subsidiaries and VIEs	10,698,805	74,482,946	83,384,302	64,909,389
Consulting fee paid by issuance of shares	5,040,605	35,091,686	4,172,800	13,454,692
Change in prepayments and other current assets	(272)	(1,894)	(2,971)	915,269
Change in amounts due from intercompany	(4,030,631)	(28,060,447)	30,882,203	(130,954,737)
Change in accrued expenses and other current liabilities	909,236	6,329,916	898,712	(2,092,500)
Net cash used in operating activities	(4,989,675)	(34,737,122)	(18,715)	(165,852,686)
Cash flows from investing activity:
Settlement payment from investee	0	0	0	165,812,500
Cash flows from financing activities:
Proceeds from other loans	5,010,341	34,881,000	0	0
Net cash provided by (used in) financing activities	5,010,341	34,881,000	0	0
Net change in cash and cash equivalents	20,666	143,878	(18,715)	(40,186)
Cash and cash equivalents, beginning of year	3	18	18,733	58,919
Cash and cash equivalents, end of year	20,669	143,896	18	18,733
Supplement disclosure of cash flow information:
Interest paid	0	0	0	0
Income taxes paid	$ 0	¥ 0	¥ 0	¥ 0